Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used Calculate Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Discount rate	3.50%	4.40%	4.30%
Expected returns on plan assets	4.00%	4.10%	4.20%
Rate of compensation increase	2.40%	3.10%	3.10%